Income Taxes (Narrrative) (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 03, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Unrecognized tax benefits		$ 13,930	$ 8,552	$ 10,346	$ 4,041
Accrued interest and penalties related to uncertain tax positions		$ 173
Statutory tax rates		26.50%	26.50%	25.00%
Privileged enterprise benefits rate		26.50%
Tax-exempt income		$ 155,900
Change in corporate tax rate, amount incurred		15,600
Reduced Corporate Tax Rate				7.00%	12.50%
Decrease In Tax Rates In Year Thereafter				9.00%	16.00%
Special Preferred Enterprise Of Reduced Tax Rates 1				8.00%	5.00%	15.00%
Special Preferred Enterprise Of Reduced Tax Rates 2						10.00%
Special Preferred Enterprise Benefits Period						10 years
Deferred tax asset		87,718	$ 35,904
Valuation allowance of deferred tax assets		$ 152,115
Foreign ownership percentage basis for determining tax rate		90.00%
Approved enterprise and beneficiary enterprise income tax exempt or taxable rate		10.00%
Dividend withholding tax rate	20.00%	15.00%
Deferred tax liability		$ 95,500
Minimum [Member]
Special Preferred Enterprise Tax Exempt Period		2 years
Maximum [Member]
Special Preferred Enterprise Tax Exempt Period		10 years
U.S. subsidiaries [Member]
Operating losses carryforwards		$ 237,500
Deferred tax asset		88,500
Valuation allowance of deferred tax assets		$ 152,100
United States [Member]
Statutory tax rates		35.00%
Germany [Member]
Statutory tax rates		27.90%
Hong Kong [Member]
Statutory tax rates		16.50%
Israel [Member]
Statutory tax rates		26.50%	26.50%	25.00%
EffectiveIncome Tax Rate Reconciliation at Federal Statutory Income Tax Rate for Next and Thereafter Year		25.00%